Retirement Benefit and Other Post-retirement Obligations - Summary of Defined Plan Analysis (Detail) - UK Group plan [member]	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Defined benefit	52.00%
Defined contribution	48.00%
Total	100.00%
Active [member]
Disclosure of defined benefit plans [line items]
Defined contribution	12.00%
Total	12.00%
Deferred [member]
Disclosure of defined benefit plans [line items]
Defined benefit	19.00%
Defined contribution	36.00%
Total	55.00%
Pensioners [member]
Disclosure of defined benefit plans [line items]
Defined benefit	33.00%
Total	33.00%